UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-1639

                                   Engex, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)

                        44 Wall Street New York, NY 10005
                  --------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

           CT Corporation, 111 Eight Avenue, New York, New York 10011
                          ----------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 495-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record

AMERICAN VANTAGE COMPANIES

(a) American Vantage Companies, 4735 S. Durango Drive, Suite 105, Las Vegas, NV 89147
(b)   AVCS
(c)   Cusip # 03037B106
(d)   Shareholder meeting date: 6/11/04
(e)   (1) Election of Directors
      (2) Amend the Corporation's 2003 Equity Incentive Plan
      (3) Approve the Corporation's 2004 Employee Stock Purchase Plan
(f)   All matters were proposed by Issuer
(g)   Registrant cast votes on all matters proposed
(h)   (1) FOR all nominees
      (2) AGAINST
      (3) FOR
(i)   (1) For management
      (2) Against management
      (3) For management

KERYX BIOPHARMACEUTICALS, INC.

(a)   Keryx Biopharmaceuticals, Inc., 750 Lexington Avenue, New York, NY 10022
(b)   KERX
(c)   Cusip # 492 515 101
(d)   Shareholder meeting date: 6/10/04
(e)   (1) Election of Directors
      (2) Approve the issuance of 3,372,422 shares of common stock to the former stockholders of Access Oncology, Inc.
      (3) Approve the 2004 Long-Term Incentive Plan
      (4) Approve the delisting of common stock from the alternative investment market of the London Stock Exchange
      (5) Approve an amendment to the certificate of incorporation to increase the number of authorized shares of common stock
(f)   All matters were proposed by Issuer
(g)   Registrant cast votes on all matters proposed
(h)   (1) FOR all Nominees
      (2) FOR
      (3) FOR
      (4) FOR
      (5) FOR
(i)   Registrant voted for management on all matters

CHINDEX INTERNATIONAL, INC.

(a)   Chindex International, Inc.
(b)   CHDX
(c)   Cusip # 169467107
(d)   Shareholder meeting date: 12/23/2003
(e) (1) Amend the company's certificate of incorporation to increase the number of authorized shares of common stock from 2,300,000 to 6,000,000
      (2) Amend the company's certificate of incorporation to permit increases or decreased in the number of authorized shares of any class of Company stock without class voting.
(f)   Issuer
(g)   Registrant cast votes on all matters proposed
(h)   (1) FOR
      (2) FOR
(i)   Registrant voted for management on all matters

SILVERSTAR HOLDINGS, LTD

(a) Silverstar Holdings, Ltd., Clarendon House Church Street, Hamilton, HM CD, Bermuda
(b)   SSTR
(c)   Cuisp # 012267487
(d)   Shareholder meeting date: 12/18/03
(e)   (1) Election of Directors
      (2) Selection of independent public accountants for the fiscal year ending June 30, 2004;
(f)   Issuer
(g)   Registrant cast votes on all matters proposed
(h)   (1) FOR
      (2) FOR
(i)   Registrant voted for management on all matters

ENZO BIOCHEM, INC.

(a)   Enzo Biochem, Inc., 60 Executive Blvd, Farmingdale, NY 11735
(b)   ENZ
(c)   Cusip # 294100102
(d) Shareholder meeting date: 1/14/04
(e)   (1) Election of Shahram Rabbini and Irwin C. Gerson as Class I Directors
      (2) Selection of independent auditors for the fiscal year ending July 31, 2004. (f) Issuer (g) Registrant cast votes on all matters proposed
(h)   (1) FOR
      (2) FOR
(i)   Registrant voted for management on all matters

IONATRON INC. (formerly, U.S. Home & Garden)

(a) Ionatron Inc. (formerly, U.S. Home & garden), 3590 East Columbia Street, Tucson, AZ 85714
(b)   IOTN
(c)   Cusip # 462070103
(d)   Shareholder meeting date: April 29, 2004
(e) (1) Amend Company's certificate of incorporation to change the company's name to Ionatron, Inc.
      (2) Amend the company's certificate of incorporation to increase the number of authorized shares of the company's common stock from 75,000,000 to 100,000,000.
      (3) Amend the company's certificate of incorporation to classify to company's board of directors.
      (4) Adopt the company's 2004 stock incentive plan
(f)   Issuer
(g)   Registrant cast votes on all matters proposed
(h)   (1) FOR
      (2) FOR
      (3) FOR
      (4) FOR
(i)   Registrant voted for management on all matters

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.


By:  /s/ David Nachamie
   ----------------------

Title:Treasurer

DATE:  8/31/04